Cash and cash equivalents (Details 5) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 588,530	$ 556,066	$ 630,438	$ 514,669
Other current financial assets	505,490	312,721
Other non-current financial hedge assets	8,778	17,131	$ 0
Other current financial liabilities	(298,822)	(23,585)
Other non-current financial liabilities	(1,518,926)	(1,330,382)
Total	(719,809)	471,755
Net Debt [Member]
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	588,530	556,066
Other current financial assets	505,490	312,721
Other non-current financial hedge assets	3,918	13,425
Other current financial liabilities	(298,822)	(23,585)
Other non-current financial liabilities	(1,518,926)	(1,330,382)
Total	$ (719,810)	$ (471,755)